UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.88%
Austria - 1.45%
Erste Group Bank AG	221,089	$6,464,038
Brazil - 3.77%
Embraer SA Sponsored - ADR	376,596	7,249,473
Petroleo Brasileiro SA (a)	1,321,700	6,009,394
TIM Participacoes SA	228,400	548,803
TIM Participacoes SA Sponsored - ADR	257,705	3,040,919
		16,848,589
China - 1.49%
China Mobile Ltd.	633,500	6,679,102
Finland - 1.26%
Nokia OYJ	1,173,737	5,629,454
France - 15.20%
Carrefour SA	379,940	9,147,454
Compagnie De Saint-Gobain SA	148,084	6,888,504
Engie SA	892,968	11,366,585
Orange SA	619,763	9,398,100
Publicis Groupe SA	78,622	5,417,434
Renault SA	64,077	5,691,134
Sanofi	152,205	12,308,126
Schneider Electric SE	110,349	7,665,803
		67,883,140
Hong Kong - 1.13%
First Pacific Co. Ltd.	7,208,000	5,028,321
Ireland - 1.02%
Willis Towers Watson Plc	37,407	4,574,128
Italy - 5.16%
Eni SpA	854,449	13,851,582
Telecom Italia Rsp	11,040,253	8,012,963
Telecom Italia SpA (a)	1,365,052	1,205,263
		23,069,808
Japan - 16.45%
Canon, Inc.	143,800	4,049,721
Dai Nippon Printing Co. Ltd.	451,400	4,453,807
Daiichi Sankyo Co. Ltd.	324,102	6,617,916
Honda Motor Co. Ltd.	312,000	9,108,938
Mitsubishi Tanabe Pharma Corp.	290,700	5,691,878
Mitsubishi UFJ Financial Group, Inc.	1,280,000	7,894,175
MS&AD Insurance Group Holdings, Inc.	225,399	6,980,057
Nissan Motor Co. Ltd.	780,600	7,830,310
Sumitomo Mitsui Trust Holdings, Inc.	197,800	7,077,029
Taisho Pharmaceutical Holdings Co. Ltd.	40,900	3,390,570
Takeda Pharmaceutical Co. Ltd.	250,100	10,375,658
		73,470,059
Mexico - 1.40%
Cemex SAB de CV Sponsored - ADR (a)	781,155	6,272,675
Netherlands - 2.11%
AEGON NV	1,714,506	9,418,929

Russia - 3.64%
LUKOIL PJSC	139,363	7,835,407
Oil Company LUKOIL PJSC Sponsored - ADR	84,652	4,750,670
Public Join-Stock Co. Gazprom	1,456,315	3,668,979
		16,255,056
South Korea - 5.10%
Hana Financial Group, Inc.	221,975	5,729,189
Hyundai Mobis Co. Ltd.	35,151	7,674,279
Hyundai Motor Co.	20,520	2,475,482
POSCO	32,469	6,893,647
		22,772,597
Spain - 1.64%
Repsol SA	520,704	7,317,554
Sweden - 1.39%
LM Ericsson Telefon AB - Class B	1,056,045	6,189,450
Switzerland - 5.80%
Credit Suisse Group AG	556,704	7,955,875
Swatch Group Ltd. Bearer	16,049	4,981,009
Swatch Group Ltd. Registered	37,669	2,298,877
Swiss Resources AG	26,053	2,464,951
UBS Group AG	525,949	8,223,455
		25,924,167
United Kingdom - 19.87%
Barclays Plc	2,554,364	7,010,105
BP Plc	1,959,256	12,271,734
G4S Plc	2,049,366	5,923,474
GlaxoSmithKline Plc	620,684	11,922,484
HSBC Holdings Plc	919,294	7,417,474
J Sainsbury Plc	2,629,364	8,081,265
Kingfisher Plc	1,523,401	6,563,444
Marks & Spencer Group Plc	1,796,822	7,740,192
Tesco Plc (a)	3,983,443	10,157,038
Wm Morrison Supermarkets Plc	4,101,066	11,648,257
		88,735,467

TOTAL COMMON STOCKS (Cost $478,390,764)		$392,532,534

PREFERRED STOCKS - 2.83%
Brazil - 1.50%
Telefonica Brasil SA	376,900	$5,093,163
Telefonica Brasil SA Sponsored - ADR	120,102	1,606,965
		6,700,128
Russia - 1.33%
Surgutneftegas OJSC	11,340,603	5,928,652
TOTAL PREFERRED STOCKS (Cost $13,035,371)		$12,628,780

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.39%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $26,420,000 US Treasury Note 08/15/17, 0.875%
(Market Value $26,534,029)] (proceeds $41,930,588)	$41,930,542	$41,930,542
TOTAL REPURCHASE AGREEMENTS (Cost $41,930,542)		$41,930,542

Total Investments (Cost $533,356,677) - 100.10%			$447,091,856
Liabilities in Excess of Other Assets - (0.10)%			(459,549)
TOTAL NET ASSETS - 100.00%			$446,632,307

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense		1.62%
Auto Components		1.72%
Automobiles		5.62%
Banks		9.31%
Building Products		1.54%
Capital Markets		3.62%
Commercial Services & Supplies		2.32%
Communications Equipment		2.65%
Construction Materials		1.40%
Diversified Financial Services		1.13%
Diversified Telecommunication Services		4.17%
Electrical Equipment		1.72%
Food & Staples Retailing		8.74%
Insurance		5.25%
Media		1.21%
Metals & Mining		1.54%
Multiline Retail		1.73%
Multi-Utilities		2.54%
Oil, Gas & Consumable Fuels		12.47%
Pharmaceuticals		11.26%
Specialty Retail		1.47%
Technology Hardware, Storage & Peripherals		0.91%
Textiles, Apparel & Luxury Goods		1.63%
Wireless Telecommunication Services		2.31%
TOTAL COMMON STOCKS		87.88%
PREFERRED STOCKS
Diversified Telecommunication Services		1.50%
Oil, Gas & Consumable Fuels		1.33%
TOTAL PREFERRED STOCKS		2.83%
REPURCHASE AGREEMENTS		9.39%
TOTAL INVESTMENTS		100.10%
Liabilities in Excess of Other Assets		(0.10)%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.63%
Aerospace & Defense - 2.12%
Embraer SA	250,820	$1,230,729
Embraer SA Sponsored - ADR	7,378	142,026
		1,372,755
Auto Components - 1.67%
Hyundai Mobis Co. Ltd.	4,950	1,080,700
Automobiles - 5.74%
Honda Motor Co. Ltd.	35,100	1,024,756
Hyundai Motor Co.	11,771	1,420,024
Nissan Motor Co. Ltd.	127,000	1,273,955
		3,718,735
Banks - 12.74%
Bank of America Corp.	58,097	1,283,944
Barclays Plc	251,809	691,056
Citigroup, Inc.	35,722	2,122,958
Erste Group Bank AG	25,975	759,438
HSBC Holdings Plc	87,902	709,252
PNC Financial Services Group, Inc.	9,560	1,118,138
Wells Fargo & Co.	28,404	1,565,344
		8,250,130
Beverages - 0.75%
PepsiCo, Inc.	4,668	488,413
Capital Markets - 8.01%
Bank of New York Mellon Corp.	26,440	1,252,727
Credit Suisse Group AG	81,067	1,158,531
State Street Corp.	17,458	1,356,836
UBS Group AG	90,575	1,416,182
		5,184,276
Communications Equipment - 2.36%
LM Ericsson Telefon AB - Class B	148,782	872,007
Nokia OYJ	137,193	658,003
		1,530,010
Diversified Financial Services - 1.31%
Leucadia National Corp.	36,368	845,556
Diversified Telecommunication Services - 1.17%
Telecom Italia Rsp	1,045,481	758,805
Electric Utilities - 0.83%
Exelon Corporatio	15,092	535,615
Electrical Equipment - 3.87%
Emerson Electric Co.	17,086	952,545
Schneider Electric SE	22,403	1,556,307
		2,508,852
Electronic Equipment, Instruments & Components - 1.77%
Corning, Inc.	47,263	1,147,073
Food & Staples Retailing - 5.43%
Carrefour SA	26,418	636,041
J Sainsbury Plc	297,726	915,051
Tesco Plc (a)	384,928	981,495
Wm Morrison Supermarkets Plc	345,720	981,948
		3,514,535

Health Care Providers & Services - 4.40%
Express Scripts Holding Co. (a)	21,065	1,449,061
McKesson Corp.	9,960	1,398,882
		2,847,943
Hotels, Restaurants & Leisure - 1.58%
Genting Malaysia Bhd.	1,004,500	1,025,548
Insurance - 2.55%
American International Group, Inc.	15,211	993,430
Swiss Resources AG	6,929	655,573
		1,649,003
Multiline Retail - 1.53%
Marks & Spencer Group Plc	230,173	991,519
Multi-Utilities - 2.03%
Engie SA	72,193	918,944
Engie SA Registered Shares (Prime De Fidelite 2017) (a)(c)	20,100	256,439
Engie SA Registered Shares (Prime De Fidelite 2018) (a)(c)	11,100	141,616
		1,316,999
Oil, Gas & Consumable Fuels - 11.35%
Apache Corp.	8,374	531,498
BP Plc	308,711	1,933,601
Eni SpA	71,529	1,159,566
Oil Company LUKOIL PJSC Sponsored - ADR	24,494	1,374,603
Public Joint-Stock Co. Gazprom	220,760	556,173
Repsol SA	54,308	763,201
Total SA	20,032	1,027,487
		7,346,129
Pharmaceuticals - 11.77%
Daiichi Sankyo Co. Ltd.	47,000	959,704
GlaxoSmithKline Plc	105,356	2,023,744
Merck & Co., Inc.	21,071	1,240,450
Pfizer, Inc.	42,098	1,367,343
Sanofi	25,066	2,026,973
		7,618,214
Software - 2.13%
Microsoft Corp.	22,158	1,376,898
Technology Hardware, Storage & Peripherals - 4.16%
Samsung Electronics Co. Ltd.	1,163	1,730,908
Western Digital Corp.	14,130	960,134
		2,691,042
Wireless Telecommunication Services - 3.36%
America Movil SAB de CV Sponsored - ADR - Class L	48,696	612,109
China Mobile Ltd.	99,000	1,043,774
TIM Participacoes SA Sponsored - ADR	43,936	518,445
		2,174,328
TOTAL COMMON STOCKS (Cost $57,043,690)		$59,973,078

	Principal
	Amount	Value
CORPORATE BONDS - 1.04%
Oil, Gas & Consumable Fuels - 1.04%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (Acquired 02/24/16, Cost $256,561) (b)	$626,000	$675,298
TOTAL CORPORATE BONDS (Cost $256,561)		$675,298

REPURCHASE AGREEMENTS - 6.28%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $3,920,000 US Treasury Note 11/15/19, 3.375%
(Market Value $4,148,234)] (proceeds $4,062,867)	$4,062,862	$4,062,862
TOTAL REPURCHASE AGREEMENTS (Cost $4,062,862)		$4,062,862

Total Investments (Cost $61,363,113) - 99.95%		$64,711,238
Other Assets in Excess of Liabilities - 0.05%		29,675
TOTAL NET ASSETS - 100.00%		$64,740,913

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $675,298 which represents 1.04% of the Fund's net assets.

(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $398,055 or 0.61% of the Fund's net assets and are considered to be Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments Country
December 31, 2016 (Unaudited)

COMMON STOCKS
Austria		1.17%
Brazil		2.92%
China		1.61%
Finland		1.02%
France		10.14%
Italy		2.96%
Japan		5.03%
Malaysia		1.58%
Mexico		0.95%
Russia		2.98%
South Korea		6.54%
Spain		1.18%
Sweden		1.35%
Switzerland		4.99%
United Kingdom		14.25%
United States		33.96%
TOTAL COMMON STOCKS		92.63%
CORPORATE BONDS
United States		1.04%
TOTAL CORPORATE BONDS		1.04%
REPURCHASE AGREEMENTS		6.28%
TOTAL INVESTMENTS		99.95%
Other Assets in Excess of Liabilities		0.05%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.72%
Automobiles - 2.33%
Honda Motor Co. Ltd.	700	$20,437
Banks - 8.73%
BB&T Corp.	377	17,727
HSBC Holdings Plc	2,038	16,444
PNC Financial Services Group, Inc.	176	20,585
Wells Fargo & Co.	395	21,768
		76,524
Beverages - 2.39%
Diageo Plc	567	14,713
PepsiCo, Inc.	60	6,278
		20,991
Capital Markets - 4.53%
Bank of New York Mellon Corp.	280	13,266
UBS Group AG	1,695	26,502
		39,768
Communications Equipment - 2.70%
LM Ericsson Telefon AB - Class B	2,502	14,664
Nokia OYJ	1,875	8,993
		23,657
Diversified Telecommunication Services - 2.79%
Telefonica Brasil SA	2,190	24,493
Electric Utilities - 5.17%
Companhia Paranaense de Energia	3,200	18,711
Enersis Chile SA	137,192	12,701
Exelon Corporation	392	13,912
		45,324
Electrical Equipment - 5.13%
Emerson Electric Co.	305	17,004
Schneider Electric SE	403	27,996
		45,000
Food & Staples Retailing - 6.53%
J Sainsbury Plc	3,955	12,155
Tesco Plc (a)	6,533	16,658
Wal-Mart Stores, Inc.	190	13,133
Wm Morrison Supermarkets Plc	5,400	15,338
		57,284
Household Products - 1.10%
Procter & Gamble Co.	115	9,669
Insurance - 1.73%
Swiss Resources AG	160	15,138
Multiline Retail - 1.58%
Marks & Spencer Group Plc	3,220	13,871

Multi-Utilities - 2.09%
Engie SA	1,041	13,251
Engie SA Registered Shares (Prime De Fidelite 2018) (b)	400	5,103
		18,354
Oil, Gas & Consumable Fuels - 12.87%
BP Plc	4,291	26,876
Chevron Corp.	153	18,008
Eni SpA	1,585	25,695
Royal Dutch Shell Plc - Class A	763	21,062
Total SA	414	21,235
		112,876
Pharmaceuticals - 14.91%
Daiichi Sankyo Co. Ltd.	600	12,251
GlaxoSmithKline Plc	1,437	27,603
Johnson & Johnson	180	20,738
Merck & Co., Inc.	345	20,310
Pfizer, Inc.	645	20,950
Sanofi	358	28,950
		130,802
Real Estate Investment Trust - 0.95%
Fibra Uno Administracion SA de CV	5,472	8,362
Software - 2.25%
Microsoft Corp.	318	19,760
Specialty Retail - 1.44%
Kingfisher Plc	2,922	12,589
Technology Hardware, Storage & Peripherals - 1.55%
Western Digital Corp.	200	13,590
Textiles, Apparel & Luxury Goods - 5.13%
Burberry Group Plc	810	14,928
Cie Financiere Richemont SA	221	14,606
LVMH Moet Hennessy Louis Vuitton SE	81	15,444
		44,978
Tobacco - 2.82%
British American Tobacco Plc	196	11,109
Imperial Tobacco Group Plc	312	13,597
		24,706
TOTAL COMMON STOCKS (Cost $758,348)		$778,173

PREFERRED STOCKS - 9.29%
Banks - 2.37%
Bank of America Corp., 4.000%	924	$20,818
Capital Markets - 5.16%
Goldman Sachs Group, Inc., 3.750%	1,031	22,775
Morgan Stanley, 4.000%	979	22,517
		45,292
Technology Hardware, Storage & Peripherals - 1.76%
Samsung Electronics Co. Ltd.	13	15,392
TOTAL PREFERRED STOCKS (Cost $69,253)		$81,502

Total Investments (Cost $827,601) - 98.01%		$859,675
Other Assets in Excess of Liabilities - 1.99%		17,446
TOTAL NET ASSETS - 100.00%		$877,121

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $5,103 or 0.58% of the Fund's net assets and is considered to be a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments Country
December 31, 2016 (Unaudited)

COMMON STOCKS
Brazil	4.93%
Chile	1.45%
Finland	1.03%
France	12.77%
Italy	2.93%
Japan	3.73%
Mexico	0.95%
Sweden	1.67%
Switzerland	6.41%
United Kingdom	24.73%
United States	28.12%
TOTAL COMMON STOCKS	88.72%
PREFERRED STOCKS
South Korea	1.76%
United States	7.53%
TOTAL PREFERRED STOCKS	9.29%
TOTAL INVESTMENTS	98.01%
Other Assets in Excess of Liabilities	1.99%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.58%
Aerospace & Defense - 2.50%
Embraer SA Sponsored - ADR	12,881	$247,959
Auto Components - 2.53%
Hyundai Mobis Co. Ltd.	678	148,023
Tachi-S Co. Ltd.	6,100	102,167
		250,190
Automobiles - 2.83%
Honda Motor Co. Ltd.	4,800	140,138
Nissan Motor Co. Ltd.	14,000	140,436
		280,574
Banks - 7.88%
Bank of America Corp.	6,620	146,302
Barclays Plc	32,965	90,468
Citigroup, Inc.	3,887	231,005
Erste Group Bank AG	5,105	149,256
KB Financial Group, Inc.	2,555	90,292
Sberbank of Russia OJSC	25,636	72,401
		779,724
Capital Markets - 4.25%
Credit Suisse Group AG	10,780	154,057
State Street Corp.	1,466	113,938
UBS Group AG	9,786	153,009
		421,004
Commercial Services & Supplies - 2.44%
De La Rue Plc	18,401	139,467
Mitie Group Plc	36,832	101,702
		241,169
Communications Equipment - 1.51%
LM Ericsson Telefon AB - Class B	25,504	149,478
Construction & Engineering - 0.74%
Sanki Engineering Co. Ltd.	8,800	73,168
Construction Materials - 1.27%
Cemex SAB de CV Sponsored - ADR (a)	15,617	125,405
Diversified Financial Services - 3.36%
First Pacific Co. Ltd.	177,340	123,713
Haci Omer Sabanci Holding AS	36,830	95,343
Leucadia National Corp.	4,891	113,716
		332,772
Diversified Telecommunication Services - 3.73%
APT Satellite Holdings Ltd.	72,050	34,564
Magyar Telekom Telecommunications Plc	25,652	43,458
Telecom Italia Rsp	163,405	118,599
Telefonica Brasil SA	15,400	172,231
		368,852

Electric Utilities - 2.51%
Companhia Paranaense de Energia	21,500	125,711
Reliance Infrastructure Ltd. - GDR	5,968	123,246
		248,957
Electrical Equipment - 2.43%
Futaba Corp.	6,100	102,300
Schneider Electric SE	1,985	137,895
		240,195
Food & Staples Retailing - 6.63%
Carrefour SA	4,272	102,853
J Sainsbury Plc	62,960	193,505
Tesco Plc (a)	58,639	149,519
Wm Morrison Supermarkets Plc	74,189	210,719
		656,596
Food Products - 2.00%
Marfrig Global Foods SA (a)	62,700	127,147
Savencia SA	1,005	70,775
		197,922
Health Care Equipment & Supplies - 0.72%
Syneron Medical Ltd. (a)	8,433	70,837
Household Durables - 2.42%
Consorcio ARA SAB de CV	450,885	140,510
MDC Holdings, Inc.	3,874	99,405
		239,915
Insurance - 0.88%
Willis Towers Watson Plc	709	86,697
Machinery - 2.91%
Briggs & Stratton Corp.	9,376	208,710
China Yuchai International Ltd.	5,721	79,007
		287,717
Metals & Mining - 1.00%
POSCO	466	98,939
Multiline Retail - 2.23%
Debenhams Plc	106,232	75,018
Marks & Spencer Group Plc	33,874	145,919
		220,937
Multi-Utilities - 1.61%
Engie SA	8,135	103,550
Engie SA Registered Shares (Prime De Fidelite 2018) (c)	4,400	56,136
		159,686
Oil, Gas & Consumable Fuels - 7.47%
BP Plc	23,587	147,736
Chesapeake Energy Corp. (a)	5,318	37,332
Eni SpA	10,497	170,168
Oil Company LUKOIL PJSC Sponsored - ADR	3,059	171,671
Petroleo Brasileiro SA (a)	17,540	79,750
Public Joint-Stock Co. Gazprom Sponsored - ADR	26,200	133,358
		740,015
Pharmaceuticals - 3.60%
GlaxoSmithKline Plc	10,273	197,330
Sanofi	1,971	159,386
		356,716

Real Estate Investment Trusts - 2.57%
Grivalia Properties Real Estate Investment Co. SA	12,447	100,364
Macquarie Mexico Real Estate Management SA de CV	148,751	153,777
		254,141
Real Estate Management & Development - 3.24%
Countrywide Plc	67,161	144,781
LSL Property Services Plc	31,220	88,687
St Joe Co. (a)	4,574	86,906
		320,374
Semiconductors & Semiconductor Equipment - 1.35%
NuFlare Technology, Inc.	2,200	133,377
Technology Hardware, Storage & Peripherals - 2.78%
Samsung Electronics Co. Ltd.	94	139,902
Western Digital Corp.	1,994	135,492
		275,394
Textiles, Apparel & Luxury Goods - 0.69%
TSI Holdings Co. Ltd.	11,500	68,818
Wireless Telecommunication Services - 2.50%
China Mobile Ltd.	9,000	94,888
Sistema JSFC	188,054	71,028
TIM Participacoes SA Sponsored - ADR	6,952	82,034
		247,950
TOTAL COMMON STOCKS (Cost $7,718,839)		$8,175,478

PREFERRED STOCKS - 6.27%
Automobiles - 1.96%
Hyundai Motor Co.	2,456	194,347
Banks - 1.07%
Itausa - Investimentos Itau SA	41,708	105,840
Food & Staples Retailing - 1.39%
Companhia Brasileira de Distribuicao	8,200	137,695
Health Care Equipment & Supplies - 0.74%
Draegerwerk AG & Co. KGaA	877	73,284
Oil, Gas & Consumable Fuels - 1.11%
Surgutneftegas OJSC	210,231	109,905
TOTAL PREFERRED STOCKS (Cost $571,733)		$621,071

	Principal
	Amount	Value
CORPORATE BONDS - 1.47%
Oil, Gas & Consumable Fuels - 1.47%
Chesapeake Energy Corp.
6.625%, 8/15/2020	$86,000	$86,860
8.000%, 12/15/2022 (Acquired 02/08/16, Cost $23,449) (b)	54,000	58,252
TOTAL CORPORATE BONDS (Cost $66,782)		$145,112

REPURCHASE AGREEMENTS - 8.92%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $890,000 US Treasury Note 08/31/17, 1.875%
(Market Value $902,213)] (proceeds $883,210)	$883,209	$883,209
TOTAL REPURCHASE AGREEMENTS (Cost $883,209)		$883,209

Total Investments (Cost $9,240,563) - 99.24%		$9,824,870
Other Assets in Excess of Liabilities - 0.76%		75,295
TOTAL NET ASSETS - 100.00%		$9,900,165

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $58,252 which represents 0.59% of the Fund's net assets.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $56,136 or 0.57% of the Fund's net assets and is considered to be Level 2 security. See Note 2 in the Notes to Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments Country
December 31, 2016 (Unaudited)

COMMON STOCKS
Austria		1.51%
Brazil		8.43%
China		1.76%
France		6.37%
Greece		1.01%
Hong Kong		1.60%
Hungary		0.44%
India		1.24%
Israel		0.72%
Italy		2.92%
Japan		7.68%
Mexico		4.24%
Russia		4.53%
South Korea		4.82%
Sweden		1.51%
Switzerland		3.10%
Turkey		0.96%
United Kingdom		17.02%
United States		12.72%
TOTAL COMMON STOCKS		82.58%
PREFERRED STOCKS
Brazil		2.46%
Germany		0.74%
Russia		1.11%
South Korea		1.96%
TOTAL PREFERRED STOCKS		6.27%
CORPORATE BONDS
United States		1.47%
TOTAL CORPORATE BONDS		1.47%
REPURCHASE AGREEMENTS		8.92%
TOTAL INVESTMENTS		99.24%
Other Assets in Excess of Liabilities		0.76%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.21%
Argentina - 0.97%
Arcos Dorados Holdings, Inc. - Class A (a)	2,080,257	$11,233,388
		11,233,388
Austria - 2.59%
Erste Group Bank AG	1,030,473	30,128,214
Brazil - 10.69%
Banco do Brasil SA	1,694,415	14,588,266
Companhia Paranaense de Energia	768,910	4,495,836
Embraer SA Sponsored - ADR	1,703,374	32,789,949
Estacio Participacoes SA	3,637,200	17,617,807
Kroton Educacional SA	4,000,100	16,336,610
Marfrig Global Foods SA (a)	11,310,611	22,936,405
Petroleo Brasileiro SA (a)	521,900	2,372,931
TIM Participacoes SA Sponsored - ADR	1,105,206	13,041,431
Viver Incorporadora e Construtora SA (a)	116,110	55,652
		124,234,887
Chile - 3.83%
Empresa Nacional de Telecomunicaciones SA (a)	2,150,031	22,813,033
Enel Chile SA	51,051,761	4,726,401
Enel Chile SA Sponsored - ADR	3,724,374	16,945,902
		44,485,336
China - 6.36%
Bosideng International Holdings Ltd.	167,238,000	14,407,507
China Mobile Ltd.	2,770,900	29,214,085
China Yuchai International Ltd.	159,770	2,206,424
Dongfeng Motor Group Co. Ltd. - Class H	21,295,000	20,687,195
Weiqiao Textile Co. - Class H	11,918,377	7,426,657
		73,941,868
Colombia - 1.40%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,052,876	16,299,835
Cyprus - 1.10%
Globaltrans Investment Plc Sponsored - GDR	2,011,637	12,733,662
Czech Republic - 0.81%
O2 Czech Republic AS	934,049	9,453,123
Greece - 1.67%
Hellenic Telecommunications Organization SA	2,070,970	19,449,210
Hong Kong - 6.80%
Chow Tai Fook Jewellery Group Ltd.	24,175,400	18,446,193
First Pacific Co. Ltd.	26,015,899	18,148,764
Lifestyle China Group Ltd. (a)	15,085,500	3,598,965
Lifestyle International Holdings Ltd.	15,085,500	19,403,389
Luk Fook Holdings International Ltd.	7,475,000	19,479,666
		79,076,977
India - 2.01%
PC Jeweller Ltd.	1,057,083	6,150,667
Reliance Infrastructure Ltd.	2,515,599	17,249,222
		23,399,889

Indonesia - 1.04%
PT XL Axiata Tbk (a)	70,420,625	12,046,551
Luxembourg - 1.58%
Adecoagro SA (a)	585,363	6,076,068
Ternium SA Sponsored - ADR	509,817	12,312,080
		18,388,148
Malaysia - 0.85%
Genting Malaysia Bhd.	9,658,500	9,860,885
Mexico - 7.04%
Cemex SAB de CV Sponsored - ADR (a)	3,994,684	32,077,313
Fibra Uno Administracion SA de CV	3,453,281	5,277,462
Fideicomiso PLA Administradora Industrial S de RL de CV	17,824,094	22,441,713
Macquarie Mexico Real Estate Management SA de CV	17,842,479	18,445,286
Urbi Desarrollos Urbanos SA de CV (a)(b)	9,754,182	3,510,248
		81,752,022
Pakistan - 1.29%
Nishat Mills Ltd.	10,247,760	14,942,004
Panama - 2.69%
Banco Latinoamericano de Comercio Exterior SA - Class E	453,863	13,361,727
Copa Holdings SA - Class A	197,666	17,954,003
		31,315,730
Russia - 9.78%
Mobile TeleSystems PJSC	6,520,702	27,530,560
Mobile TeleSystems PJSC Sponsored - ADR	174,783	1,592,273
Oil Company LUKOIL PJSC Sponsored - ADR	609,372	34,197,957
Public Join-Stock Co. Gazprom	829,519	2,089,855
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,765,133	19,164,527
Sberbank of Russia OJSC Sponsored - ADR	2,497,754	28,923,991
		113,499,163
South Korea - 11.32%
Hana Financial Group, Inc.	428,002	11,046,758
Hyundai Mobis Co. Ltd.	121,635	26,555,741
KB Financial Group, Inc.	327,956	11,589,794
KIA Motors Corp.	407,443	13,224,235
KT&G Corp.	199,877	16,719,675
POSCO	51,835	11,005,335
Samsung Electronics Co. Ltd.	17,438	25,953,204
Shinhan Financial Group Co. Ltd.	412,290	15,461,361
		131,556,103
Thailand - 3.79%
Bangkok Bank Plc - NVDR	4,008,500	17,797,596
Jasmine Broadband Internet Infrastructure	43,883,700	14,337,674
Kasikornbank Plc - NVDR	2,416,300	11,933,877
		44,069,147
Turkey - 5.94%
Akbank TAS	5,116,650	11,326,513
Emlak Konut Gayrimenkul Yatirim Ortakligi AG	26,341,200	22,309,060
TAV Havalimanlari Holding AS	1,661,730	6,600,811
Turkiye Garanti Bankasi Anonim Sirketi	5,342,654	11,522,088
Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	14,010,054	17,243,529
		69,002,001
United Kingdom - 1.66%
ITE Group Plc	6,739,764	12,812,213
Standard Chartered Plc (a)	795,036	6,483,494
		19,295,707
TOTAL COMMON STOCKS (Cost $1,090,801,057)		$990,163,850

PREFERRED STOCKS - 10.83%
Brazil - 7.14%
Banco Bradesco SA	1,474,389	$13,111,293
Companhia Brasileira de Distribuicao	1,679,500	28,202,285
Companhia Brasileira de Distribuicao Sponsored - ADR - Class A	709,810	11,747,356
Companhia Paranaense de Energia - COPEL B	837,750	7,018,667
Petroleo Brasileiro Sponsored - ADR (a)	1,097,646	9,670,261
Telefonica Brasil SA Sponsored - ADR	987,576	13,213,767
		82,963,629
Colombia - 0.12%
Grupo Aval Acciones y Valores SA	3,573,799	1,446,424
Russia - 1.68%
Surgutneftegas OJSC	14,813,021	7,743,966
Surgutneftegas OJSC Sponsored - ADR	2,304,816	11,823,706
		19,567,672
South Korea - 1.89%
Hyundai Motor Co.	277,826	21,984,799
TOTAL PREFERRED STOCKS (Cost $146,494,477)		$125,962,524

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.51%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $40,990,000 US Treasury Note 08/31/17, 1.875%
(Market Value $41,552,465)] (proceeds $40,735,867)	$40,735,822	$40,735,822
TOTAL REPURCHASE AGREEMENTS (Cost $40,735,822)		$40,735,822

Total Investments (Cost $1,278,031,356) - 99.55%		$1,156,862,196
Other Assets in Excess of Liabilities - 0.45%		5,190,792
TOTAL NET ASSETS - 100.00%		$1,162,052,988

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.82%
Airlines	1.55%
Auto Components	2.29%
Automobiles	2.92%
Banks	18.73%
Construction Materials	2.76%
Diversified Consumer Services	2.92%
Diversified Financial Services	1.56%
Diversified Telecommunication Services	2.49%
Electric Utilities	3.74%
Food Products	2.50%
Hotels, Restaurants & Leisure	1.82%
Household Durables	0.31%
Machinery	0.19%
Media	1.10%
Metals & Mining	2.01%
Multiline Retail	1.98%
Oil, Gas & Consumable Fuels	4.98%
Real Estate Investment Trusts	7.13%
Road & Rail	1.10%
Specialty Retail	3.79%
Technology Hardware, Storage & Peripherals	2.23%
Textiles, Apparel & Luxury Goods	3.16%
Tobacco	1.44%
Transportation Infrastructure	0.57%
Wireless Telecommunication Services	9.12%
TOTAL COMMON STOCKS	85.21%
PREFERRED STOCKS
Automobiles	1.89%
Banks	1.25%
Diversified Telecommunication Services	1.14%
Electric Utilities	0.60%
Food & Staples Retailing	3.43%
Oil, Gas & Consumable Fuels	2.52%
TOTAL PREFERRED STOCKS	10.83%
REPURCHASE AGREEMENTS	3.51%
TOTAL INVESTMENTS	99.55%
Other Assets in Excess of Liabilities	0.45%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.17%
Belgium - 1.54%
D'Ieteren SA	521,144	$23,018,022
Brazil - 4.91%
Companhia Paranaense de Energia	1,468,720	8,587,642
Embraer SA	9,060,600	44,458,747
Marfrig Global Foods SA (a)	9,936,924	20,150,752
Viver Incorporadora e Construtora SA (a)	40,946	19,626
		73,216,767
Canada - 5.61%
Cameco Corp.	1,337,055	13,998,966
Dorel Industries, Inc. - Class B (a)	1,122,044	32,424,911
E-L Financial Corp. Ltd. (a)	12,114	6,631,054
Norbord, Inc.	1,208,211	30,514,605
		83,569,536
China - 1.36%
Sinotrans Shipping Ltd. (a)	47,744,500	8,836,744
Weiqiao Textile Co. - Class H	18,429,000	11,483,599
		20,320,343
France - 0.91%
Savencia SA	191,944	13,517,183
Germany - 0.72%
Draegerwerk AG & Co. KGaA	156,726	10,737,379
Greece - 1.91%
GR Sarantis SA	1,005,596	11,749,843
Grivalia Properties Real Estate Investment Co. SA	2,080,177	16,773,148
		28,522,991
Hong Kong - 1.50%
APT Satellite Holdings Ltd.	14,961,750	7,177,517
Dickson Concepts International Ltd.	10,889,500	3,861,569
Emperor Watch & Jewellery Ltd. (a)	316,040,000	11,395,250
		22,434,336
Hungary - 1.74%
Magyar Telekom Telecommunications Plc	15,336,018	25,981,662
India - 2.98%
NIIT Technologies Ltd.	2,532,307	15,811,756
Reliance Infrastructure Ltd.	4,164,040	28,552,425
		44,364,181
Ireland - 3.06%
C&C Group Plc	11,238,760	45,547,513
Israel - 2.09%
Israel Discount Bank Ltd. - Class A (a)	7,952,280	16,503,197
Syneron Medical Ltd. (a)(f)	1,748,885	14,690,634
		31,193,831
Italy - 0.05%
Buzzi Unicem SpA	64,248	779,784
Japan - 26.08%
Bank of Nagoya Ltd.	213,800	7,577,932
Denki Kogyo Co. Ltd.	2,453,000	12,003,961
Fuji Machine Manufacturing Co. Ltd.	635,600	7,256,763
Fuji Media Holdings, Inc.	1,663,500	23,271,771
Funai Electric Co. Ltd.	1,632,700	12,833,763
Futaba Corp.	916,600	15,371,817

Hachijuni Bank Ltd.	4,449,600	25,746,994
Hitachi Koki Co. Ltd.	2,611,200	32,823,829
Hosiden Corp.	2,200,050	17,771,955
Hyakugo Bank Ltd.	4,249,000	17,244,774
Kato Sangyo Co. Ltd.	1,112,700	26,010,995
Kissei Pharmaceutical Co. Ltd.	1,028,200	25,569,862
Komori Corp.	1,761,700	23,015,730
Nippon Seiki Co. Ltd.	419,000	8,914,243
Noritsu Koki Co. Ltd.	1,655,800	11,923,393
NuFlare Technology, Inc.	311,700	18,897,145
Sanki Engineering Co. Ltd.	1,653,700	13,749,801
Sankyo Co Ltd	476,400	15,359,940
Sintokogio Ltd.	1,924,900	16,728,989
Tachi-S Co. Ltd.	1,272,700	21,315,961
Torii Pharmaceutical Co. Ltd.	579,500	12,797,984
TSI Holdings Co. Ltd.	1,908,400	11,420,103
Tsutsumi Jewelry Co. Ltd.	283,700	4,739,375
Wakita & Co. Ltd.	783,000	6,511,861
		388,858,941
Mexico - 2.06%
Consorcio ARA SAB de CV	43,348,757	13,508,813
Desarrolladora Homex SAB de CV (a)	2,517,107	137,211
Macquarie Mexico Real Estate Management SA de CV	12,112,888	12,522,121
Urbi Desarrollos Urbanos SA de CV (a)(f)	12,714,355	4,575,528
		30,743,673
Philippines - 0.55%
First Philippine Holdings Corp.	5,970,140	8,154,337
Russia - 1.07%
Sistema JSFC	42,262,804	15,962,661
South Korea - 2.82%
Binggrae Co Ltd	229,408	12,116,505
Lotte Confectionery Co. Ltd.	83,545	12,342,132
Samchully Co. Ltd. (f)	208,685	17,525,048
		41,983,685
Spain - 3.66%
Banco Popular Espanol SA	10,398,988	10,019,428
Hispania Activos Inmobiliarios SOCIMI SA	1,163,151	13,661,571
Lar Espana Real Estate SOCIMI SA	2,293,292	16,970,718
Merlin Properties SOCIMI SA	1,276,858	13,854,132
		54,505,849
United Kingdom - 17.55%
Balfour Beatty Plc	4,893,560	16,160,394
Clarkson Plc	267,804	7,144,510
Countrywide Plc (f)	14,520,759	31,302,882
De La Rue Plc	3,828,362	29,016,325
Debenhams Plc	31,737,084	22,411,759
ITE Group Plc	6,707,907	12,751,653
J Sainsbury Plc	10,390,076	31,933,561
LSL Property Services Plc	4,507,226	12,803,672
Mitie Group Plc	8,790,844	24,273,734
Premier Foods Plc (a)	13,874,444	7,993,767
Spirent Communications Plc	14,481,089	17,623,519
Wm Morrison Supermarkets Plc	17,015,273	48,328,475
		261,744,251
TOTAL COMMON STOCKS (Cost $1,209,288,734)		$1,225,156,925

PREFERRED STOCKS - 3.04%
Brazil - 1.03%
Companhia Paranaense de Energia - COPEL B	1,845,600	$15,462,432

Germany - 2.01%
Draegerwerk AG & Co. KGaA	358,586	29,964,307
TOTAL PREFERRED STOCKS (Cost $39,802,604)		$45,426,739

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 0.16%
Mexico - 0.16%
Desarrolladora Homex SA de CV Promissory Note
4.000%, 10/23/2022 (Acquired 10/23/15 through 10/31/16, Cost $4,694,578) (b)(c)(d)	$1,006,919	$2,331,383
Urbi Desarrollos Urbanos SA de CV
8.500%, 4/19/2016 (a)(d)(e)	8,014,000	20,035
TOTAL CORPORATE BONDS & NOTES (Cost $6,623,260)		$2,351,418

REPURCHASE AGREEMENTS - 14.92%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $20,000,000 US Treasury Bond 11/15/18, 9.000%
(Market Value $23,134,160)] (proceeds $22,680,574)	$22,680,549	$22,680,549

State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $25,000,000 US Treasury Note 10/15/18, 0.875%
(Market Value $24,913,175)] (proceeds $24,424,708)	24,424,681	24,424,681

State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $13,680,000 US Treasury Note 11/15/19, 3.375%
(Market Value $14,476,491)] (proceeds $14,192,654)	14,192,638	14,192,638

State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $9,000,000 US Treasury Note 08/31/17, 1.875%
(Market Value $9,123,498)] (proceeds $8,944,616)	8,944,606	8,944,606

State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $46,400,000 US Treasury Note 03/31/18, 0.750%
(Market Value $46,346,779)] (proceeds $45,438,069)	45,438,019	45,438,019

State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $107,855,000 US Treasury Note 07/31/18, 1.375%
(Market Value $108,920,607)] (proceeds $106,782,882)	106,782,763	106,782,763
TOTAL REPURCHASE AGREEMENTS (Cost $222,463,256)		$222,463,256

Total Investments (Cost $1,478,177,854) - 100.29%		$1,495,398,338
Liabilities in Excess of Other Assets - (0.29)%		(4,380,073)
TOTAL NET ASSETS - 100.00%		$1,491,018,265

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $2,331,383 which represents 0.16% of the Fund's net assets.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $2,331,383 or 0.16% of the Fund's net assets and are considered to be a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

(d)	These securities have limited liquidity and represent $2,351,418 or 0.16% of the Fund's net assets and are classified as Level 2 securities. See Note 2 of the Notes to Schedule of Investments.
(e)	In default.
(f)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
December 31, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.98%
Auto Components	2.03%
Banks	5.17%
Beverages	3.05%
Commercial Services & Supplies	3.57%
Communications Equipment	1.99%
Construction & Engineering	2.01%
Construction Materials	0.05%
Distributors	1.54%
Diversified Telecommunication Services	2.22%
Electric Utilities	3.04%
Electrical Equipment	1.03%
Electronic Equipment, Instruments & Components	1.19%
Food & Staples Retailing	7.13%
Food Products	4.43%
Gas Utilities	1.18%
Health Care Equipment & Supplies	1.71%
Household Durables	4.26%
Insurance	0.44%
Leisure Products	1.03%
Machinery	5.35%
Marine	1.07%
Media	2.42%
Multiline Retail	1.50%
Oil, Gas & Consumable Fuels	0.94%
Paper & Forest Products	2.05%
Personal Products	0.79%
Pharmaceuticals	2.57%
Real Estate Investment Trusts	4.95%
Real Estate Management & Development	2.96%
Semiconductors & Semiconductor Equipment	1.28%
Software	1.06%
Specialty Retail	1.02%
Technology Hardware, Storage & Peripherals	0.80%
Textiles, Apparel & Luxury Goods	1.85%
Trading Companies & Distributors	0.44%
Wireless Telecommunication Services	1.07%
TOTAL COMMON STOCKS	82.17%
PREFERRED STOCKS
Electric Utilities	1.03%
Health Care Equipment & Supplies	2.01%
TOTAL PREFERRED STOCKS	3.04%
CORPORATE BONDS & NOTES
Household Durables	0.16%
TOTAL CORPORATE BONDS & NOTES	0.16%
REPURCHASE AGREEMENTS	14.92%
TOTAL INVESTMENTS	100.29%
Liabilities in Excess of Other Assets	(0.29)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY-SPONSORED CREDITS - 4.94%
Federal Home Loan Mortgage Corporation - 2.72%
Pool G1-8578, 3.000%, 12/1/2030	$2,230,604	$2,290,656
Pool G0-6018, 6.500%, 4/1/2039	39,687	46,475
Pool A9-3505, 4.500%, 8/1/2040	179,198	192,844
		2,529,975
Federal National Mortgage Association - 2.22%
Pool 634757, 5.500%, 3/1/2017	129	129
Pool 254631, 5.000%, 2/1/2018	27,855	28,507
Pool 934124, 5.500%, 7/1/2038	53,437	59,709
Pool MA0918, 4.000%, 12/1/2041	392,158	412,741
Pool AS6201, 3.500%, 11/1/2045	1,517,267	1,556,412
		2,057,498
TOTAL FEDERAL AND FEDERALLY-SPONSORED CREDITS (Cost $4,598,821)		$4,587,473

OTHER MORTGAGE RELATED SECURITIES - 0.13%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 3.062%, 10/25/2036 (c)	$2,197	$2,041
Near Prime Mortgage - 0.13%
Bear Stearns ALT-A Trust 2004-11
Series 2004-11, 1.436%, 11/25/2034 (c)	124,433	121,274
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $117,928)		$123,315

US GOVERNMENTS - 57.23%
Sovereign - 57.23%
United States Treasury Bond
4.750%, 2/15/2037	$1,925,000	$2,505,432
United States Treasury Notes
3.375%, 11/15/2019	510,000	538,070
2.000%, 11/15/2021	19,711,000	19,765,658
2.000%, 2/15/2023	15,390,000	15,263,156
2.375%, 8/15/2024	15,050,000	15,119,952
		50,686,836
TOTAL US GOVERNMENTS (Cost $54,325,168)		$53,192,268

ASSET-BACKED SECURITIES - 2.05%
Equipment - 0.04%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$30,178	$33,347
Student Loan - 2.01%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.393%, 9/15/2033	300,000	266,661
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.273%, 12/15/2038	400,000	360,186
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.253%, 6/15/2039	1,025,000	933,646
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 1.203%, 12/16/2041	350,000	306,262
		1,866,755
TOTAL ASSET-BACKED SECURITIES (Cost $1,857,814)		$1,900,102

CORPORATE BONDS - 36.88%
Banks & Thrifts - 7.19%
Bank of America Corp.
6.875%, 11/15/2018	$1,475,000	$1,603,816
Citigroup, Inc.
6.125%, 11/21/2017	885,000	919,169
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	243,257
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,025,000	1,136,296
JPMorgan Chase & Co.
7.900%, Perpetual	2,085,000	2,159,017
USB Capital IX
3.500%, Perpetual	750,000	615,938
		6,677,493
Commercial Services & Supplies - 1.55%
ADT Corp.
3.500%, 7/15/2022	1,510,000	1,438,275
Diversified Financial Services - 2.36%
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	370,002
Wells Fargo & Co.
1.400%, 9/8/2017	625,000	624,264
7.980%, Perpetual	1,150,000	1,201,750
		2,196,016
Electric Utilities - 3.58%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	386,503
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	214,983
FirstEnergy Corp.
7.375%, 11/15/2031	1,465,000	1,888,236
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $432,098) (b)	420,000	453,555
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	315,000	384,479
		3,327,756
Energy - 0.21%
Valero Energy Corp.
9.375%, 3/15/2019	170,000	195,772
Energy Equipment & Services - 1.10%
Transocean, Inc.
4.250%, 10/15/2017	1,010,000	1,020,100
Food, Beverage & Tobacco - 1.08%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $1,001,945) (b)	980,000	1,005,555
Forest Products & Paper - 1.52%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 05/23/16 through 11/02/16, Cost $1,418,087) (b)	1,390,000	1,407,375

Healthcare Providers & Services - 1.78%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	165,000	169,319
Tenet Healthcare Corp.
8.000%, 8/1/2020	1,505,000	1,486,338
		1,655,657
Homebuilders - 0.92%
PulteGroup, Inc.
5.500%, 3/1/2026	370,000	367,225
Toll Brothers Finance Corp.
4.875%, 11/15/2025	495,000	486,337
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $292,050) (a)(b)(c)(d)	1,640,000	4,100
		857,662
Independent Power and Renewable Electricity Producers - 0.28%
Talen Energy Supply, LLC
6.500%, 5/1/2018	255,000	263,287
Insurance - 2.50%
American International Group, Inc.
6.400%, 12/15/2020	800,000	910,867
CNA Financial Corp.
7.350%, 11/15/2019	785,000	890,287
5.875%, 8/15/2020	135,000	149,133
Genworth Holdings, Inc.
7.700%, 6/15/2020	385,000	372,372
		2,322,659
Metals & Mining - 1.86%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	1,030,000	1,071,200
Royal Gold, Inc.
2.875%, 6/15/2019	625,000	660,156
		1,731,356
Oil, Gas & Consumable Fuels - 7.07%
BP Capital Markets Plc
2.241%, 9/26/2018	1,115,000	1,123,341
3.506%, 3/17/2025	810,000	817,744
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,925,000	1,876,875
Exxon Mobil Corp.
2.397%, 3/6/2022	745,000	741,189
Kinder Morgan, Inc.
7.000%, 6/15/2017	195,000	199,524
4.300%, 6/1/2025	904,000	930,729
Occidental Petroleum Corp.
3.500%, 6/15/2025	405,000	410,720
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15, Cost $451,107) (b)	470,000	465,300
		6,565,422
Telecommunications - 3.88%
AT&T, Inc.
3.000%, 6/30/2022	1,480,000	1,452,783
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $1,265,489) (b)	1,175,000	1,295,438
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	90,525
Telefonica Emisiones SAU
6.221%, 7/3/2017	610,000	623,689
5.462%, 2/16/2021	135,000	147,160
		3,609,595
TOTAL CORPORATE BONDS (Cost $33,293,141)		$34,273,980

REPURCHASE AGREEMENTS - 1.74%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $1,565,000 US Treasury Note 11/15/19, 3.375%
(Market Value $1,656,119)] (proceeds $1,619,469)	$1,619,468	$1,619,468
TOTAL REPURCHASE AGREEMENTS (Cost $1,619,468)		$1,619,468

Total Investments (Cost $95,812,340) - 102.97%		$95,696,606
Liabilities in Excess of Other Assets - (2.97)%		(2,757,451)
TOTAL NET ASSETS - 100.00%		$92,939,155

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $4,631,323 which represents 4.98% of the Fund's net assets.

(c)	These securities have limited liquidity and represent $127,415 or 0.14% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.
(d)	In default.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal
	Amount	Value
US GOVERNMENTS - 34.84%
Sovereign - 34.84%
United States Treasury Notes
3.375%, 11/15/2019	$4,435,000	$4,679,098
2.000%, 11/15/2021	2,690,000	2,697,459
2.000%, 2/15/2023	1,655,000	1,641,360
2.375%, 8/15/2024	1,800,000	1,808,366
TOTAL US GOVERNMENTS (Cost $10,904,271)		$10,826,283

ASSET-BACKED SECURITIES - 2.59%
Equipment - 0.27%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$75,445	$83,367
Student Loan - 2.32%
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.253%, 6/15/2039	505,000	459,991
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 1.203%, 12/16/2041	300,000	262,511
		722,502
TOTAL ASSET-BACKED SECURITIES (Cost $760,698)		$805,869

CORPORATE BONDS - 60.21%
Banks & Thrifts - 10.88%
Bank of America Corp.
6.875%, 11/15/2018	$700,000	$761,133
Citigroup, Inc.
6.125%, 11/21/2017	500,000	519,304
Fifth Third Bancorp
8.250%, 3/1/2038	65,000	90,353
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	490,000	543,205
JPMorgan Chase & Co.
7.900%, Perpetual	1,140,000	1,180,470
USB Capital IX
3.500%, Perpetual	350,000	287,437
		3,381,902
Commercial Services & Supplies - 2.28%
ADT Corp.
3.500%, 7/15/2022	745,000	709,612
Computers & Peripherals - 2.35%
Apple, Inc.
2.400%, 5/3/2023	750,000	730,289
Diversified Financial Services - 4.00%
Voya Financial, Inc.
5.500%, 7/15/2022	355,000	392,091
Wells Fargo & Co.
1.400%, 9/8/2017	350,000	349,588
7.980%, Perpetual	480,000	501,600
		1,243,279

Electric Utilities - 5.40%
Arizona Public Service Co.
8.750%, 3/1/2019	435,000	494,497
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	489,781
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $519,472) (b)	505,000	545,346
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	120,000	146,468
		1,676,092
Energy - 0.76%
Valero Energy Corp.
9.375%, 3/15/2019	205,000	236,078
Energy Equipment & Services - 1.56%
Transocean, Inc.
4.250%, 10/15/2017	480,000	484,800
Food, Beverage & Tobacco - 1.83%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $567,495) (b)	555,000	569,473
Forest Products & Paper - 2.15%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 06/16/16 through 11/02/16, Cost $673,529) (b)	660,000	668,250
Healthcare Providers & Services - 3.03%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	240,000	246,282
Tenet Healthcare Corp.
8.000%, 8/1/2020	705,000	696,258
		942,540
Homebuilders - 1.38%
PulteGroup, Inc.
5.500%, 3/1/2026	205,000	203,462
Toll Brothers Finance Corp.
4.875%, 11/15/2025	225,000	221,063
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $259,625) (a)(b)(c)(d)	1,225,000	3,063
		427,588
Independent Power & Renewable Electricity Producers - 0.73%
Talen Energy Supply, LLC
6.500%, 5/1/2018	220,000	227,150
Insurance - 3.74%
American International Group, Inc.
6.400%, 12/15/2020	485,000	552,213
CNA Financial Corp.
7.350%, 11/15/2019	125,000	141,765
5.875%, 8/15/2020	235,000	259,603
Genworth Holdings, Inc.
7.700%, 6/15/2020	215,000	207,948
		1,161,529

Metals & Mining - 2.81%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	470,000	488,800
Royal Gold, Inc.
2.875%, 6/15/2019	365,000	385,531
		874,331
Oil, Gas & Consumable Fuels - 11.30%
BP Capital Markets Plc
2.241%, 9/26/2018	475,000	478,554
3.506%, 3/17/2025	445,000	449,254
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,010,000	984,750
Exxon Mobil Corp.
2.397%, 3/6/2022	435,000	432,775
Kinder Morgan, Inc.
7.000%, 6/15/2017	270,000	276,264
4.300%, 6/1/2025	353,000	363,437
Occidental Petroleum Corp.
3.500%, 6/15/2025	220,000	223,107
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15, Cost $292,740) (b)	305,000	301,950
		3,510,091
Telecommunications - 6.01%
AT&T, Inc.
3.000%, 6/30/2022	710,000	696,943
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $573,766) (b)	535,000	589,837
Telecom Italia Capital SA
6.999%, 6/4/2018	140,000	149,100
Telefonica Emisiones SAU
6.221%, 7/3/2017	335,000	342,518
5.462%, 2/16/2021	80,000	87,206
		1,865,604
TOTAL CORPORATE BONDS (Cost $18,502,545)		$18,708,608

REPURCHASE AGREEMENTS - 1.37%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $410,000 US Treasury Note 11/15/19, 3.375%
(Market Value $433,871)] (proceeds $424,165)	$424,165	$424,165
TOTAL REPURCHASE AGREEMENTS (Cost $424,165)		$424,165

Total Investments (Cost $30,591,679) - 99.01%		$30,764,925
Other Assets in Excess of Liabilities - 0.99%		307,707
TOTAL NET ASSETS - 100.00%		$31,072,632

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,677,919 which represents 8.62% of the Fund's net assets.

(c)	This security has limited liquidity and represents $3,063 or 0.01% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Schedule of Investments.
(d)	In default.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY-SPONSORED CREDITS - 3.33%
Federal Home Loan Mortgage Corporation - 1.92%
Pool G1-8578, 3.000%, 12/1/2030	$3,020,160	$3,101,468
Federal National Mortgage Association - 1.41%
Pool AS6201, 3.500%, 11/1/2045	2,208,420	2,265,397
TOTAL FEDERAL AND FEDERALLY-SPONSORED CREDITS (Cost $5,437,639)		$5,366,865

OTHER MORTGAGE RELATED SECURITIES - 0.01%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 3.062%, 10/25/2036 (c)	$7,640	$7,098
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $7,643)		$7,098

US GOVERNMENTS - 18.06%
Sovereign - 18.06%
United States Treasury Bond
4.750%, 2/15/2037	$8,285,000	$10,783,118
United States Treasury Note
2.375%, 8/15/2024	18,250,000	18,334,826
TOTAL US GOVERNMENTS (Cost $29,926,889)		$29,117,944

ASSET-BACKED SECURITIES - 4.37%
Student Loan - 4.37%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.393%, 9/15/2033	$1,500,000	$1,333,305
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.273%, 12/15/2038	1,865,000	1,679,366
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.253%, 6/15/2039	4,420,000	4,026,063
TOTAL ASSET-BACKED SECURITIES (Cost $6,939,492)		$7,038,734

CORPORATE BONDS - 71.94%
Banks & Thrifts - 11.81%
Bank of America Corp.
6.875%, 11/15/2018	$5,270,000	$5,730,245
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	3,700,000	4,101,750
JPMorgan Chase & Co.
7.900%, Perpetual	6,305,000	6,528,827
USB Capital IX
3.500%, Perpetual	3,250,000	2,669,063
		19,029,885
Commercial Services & Supplies - 3.47%
ADT Corp.
3.500%, 7/15/2022	5,865,000	5,586,412

Diversified Financial Services - 5.32%
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,451,950
Wells Fargo & Co.
1.400%, 9/8/2017	2,600,000	2,596,940
7.980%, Perpetual	3,380,000	3,532,100
		6,129,040
		8,580,990
Electric Utilities - 5.35%
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	5,091,147
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $3,367,433) (b)	3,275,000	3,536,646
		8,627,793
Energy - 0.96%
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,543,144
Energy Equipment & Services - 2.26%
Transocean, Inc.
4.250%, 10/15/2017	3,605,000	3,641,050
Food, Beverage & Tobacco - 2.78%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $4,462,991) (b)	4,365,000	4,478,826
Forest Products & Paper - 3.14%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 05/23/16 through 11/02/16, Cost $5,101,413) (b)	5,000,000	5,062,500
Healthcare Providers & Services - 4.06%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	1,250,000	1,282,719
Tenet Healthcare Corp.
8.000%, 8/1/2020	5,325,000	5,258,970
		6,541,689
Homebuilders - 2.05%
PulteGroup, Inc.
5.500%, 3/1/2026	1,615,000	1,602,887
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,680,075
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $1,887,388) (a)(b)(c)(d)	9,235,000	23,088
		3,306,050
Insurance - 5.04%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,170,956
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,928,009
5.875%, 8/15/2020	1,250,000	1,380,864
Genworth Holdings, Inc.
7.700%, 6/15/2020	1,700,000	1,644,240
		8,124,069
Metals & Mining - 4.20%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	3,570,000	3,712,800
Royal Gold, Inc.
2.875%, 6/15/2019	2,890,000	3,052,562
		6,765,362

Oil, Gas & Consumable Fuels - 13.68%
BP Capital Markets Plc
2.241%, 9/26/2018	3,235,000	3,259,201
3.506%, 3/17/2025	3,375,000	3,407,265
Chesapeake Energy Corp.
6.125%, 2/15/2021	7,860,000	7,663,500
Kinder Morgan, Inc.
7.000%, 6/15/2017	1,610,000	1,647,354
4.300%, 6/1/2025	1,921,000	1,977,798
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,729,080
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15, Cost $2,303,526) (b)	2,400,000	2,376,000
		22,060,198
Telecommunications - 7.82%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,138,729
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $4,349,924) (b)	4,060,000	4,476,150
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	894,600
Telefonica Emisiones SAU
6.221%, 7/3/2017	575,000	587,904
5.462%, 2/16/2021	1,390,000	1,515,200
		12,612,583
TOTAL CORPORATE BONDS (Cost $111,344,510)		$115,960,551

REPURCHASE AGREEMENTS - 1.29%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/16), Due 01/03/17, 0.01%
[Collateralized by $2,100,000 US Treasury Note 08/31/17, 1.875%
(Market Value $2,128,816)] (proceeds $2,082,547)	$2,082,545	$2,082,545
TOTAL REPURCHASE AGREEMENTS (Cost $2,082,545)		$2,082,545

Total Investments (Cost $155,738,718) - 99.00%		$159,573,737
Other Assets in Excess of Liabilities - 1.00%		1,618,708
TOTAL NET ASSETS - 100.00%		$161,192,445

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $19,953,210 which represents 12.38% of the Fund's net assets.

(c)	These securities have limited liquidity and represent $30,186 or 0.02% of the Fund's net assets and are classified as Level 2 securities. See Note 2 of the Notes to Schedule of Investments.
(d)	In default.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2016 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2016 for the Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$533,356,677	$61,363,113	$827,601	$9,240,563	$1,278,031,356	$1,478,177,854	$95,812,340	$30,591,679	$155,738,718
Gross unrealized appreciation	$15,834,856	$8,024,979	$71,230	$877,628	$74,128,804	$115,003,133	$1,464,913	$674,944	$6,940,180
Gross unrealized depreciation	(102,099,677)	(4,676,854)	(39,156)	(293,321)	(195,297,964)	(97,782,649)	(1,580,647)	(501,698)	(3,105,161)
Net unrealized appreciation/(depreciation)	$(86,264,821)	$3,348,125	$32,074	$584,307	$(121,169,160)	$17,220,484	$(115,734)	$173,246	$3,835,019

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
 • Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $360,233,446, $33,359,274, $496,208, $5,253,232, $632,617,293, $909,504,312, $0, $0 and $0 that represent 80.66%, 51.53%, 56.57%, 53.06%, 54.44%, 61.00%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate. Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2016 include conversion value and correlation to similar securities. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy. Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2016, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Common Stocks
Consumer Discretionary	$-	$59,781,099	$-	$59,781,099
Consumer Staples	-	39,034,014	-	39,034,014
Energy	4,750,670	50,954,650	-	55,705,320
Financials	4,574,128	81,663,598	-	86,237,726
Health Care	-	50,306,632	-	50,306,632
Industrials	7,249,473	24,931,587	-	32,181,060
Information Technology	-	15,868,626	-	15,868,626
Materials	6,272,675	6,893,647		13,166,322
Telecommunication Services	3,040,919	25,844,231	-	28,885,150
Utilities	-	11,366,585	-	11,366,585
Total Common Stocks	25,887,865	366,644,669	-	392,532,534
Preferred Stocks
Energy	-	5,928,652	-	5,928,652
Telecommunication Services	1,606,965	5,093,163	-	6,700,128
Total Preferred Stocks	1,606,965	11,021,815	-	12,628,780
Repurchase Agreement	-	41,930,542	-	41,930,542
Total Investments in Securities	$27,494,830	$419,597,026	$-	$447,091,856

Global Equity Fund
Common Stocks
Consumer Discretionary	$1,025,548	$5,790,954	$-	$6,816,502
Consumer Staples	488,413	3,514,535	-	4,002,948
Energy	1,906,101	5,440,028	-	7,346,129
Financials	10,538,934	5,390,031	-	15,928,965
Health Care	5,455,736	5,010,421	-	10,466,157
Industrials	1,094,571	2,787,036	-	3,881,607
Information Technology	3,484,105	3,260,918	-	6,745,023
Telecommunication Services	1,130,553	1,802,580	-	2,933,133
Utilities	535,615	1,316,999	-	1,852,614
Total Common Stocks	25,659,576	34,313,502	-	59,973,078
Corporate Bonds
Energy	-	675,298	-	675,298
Total Corporate Bonds	-	675,298	-	675,298
Repurchase Agreements	-	4,062,862	-	4,062,862
Total Investments in Securities	$25,659,576	$39,051,662	$-	$64,711,238

Global Equity Income Fund
Common Stocks
Consumer Discretionary	$-	$91,875	$-	$91,875
Consumer Staples	29,080	83,570	-	112,650
Energy	18,008	94,868	-	112,876
Financials	73,346	58,084	-	131,430
Health Care	61,997	68,804	-	130,801
Industrials	17,004	27,996	-	45,000
Information Technology	33,350	23,657	-	57,007
Real Estate	8,363	-		8,363
Telecommunication Services	24,493	-	-	24,493
Utilities	26,613	37,065	-	63,678
Total Common Stocks	292,254	485,919	-	778,173
Preferred Stocks
Financials	66,110	-	-	66,110
Information Technology	-	15,392	-	15,392
Total Preferred Stocks	66,110	15,392	-	81,502
Total Investments in Securities	$358,364	$501,311	$-	$859,675

Global Opportunities Value Fund
Common Stocks
Consumer Discretionary	$314,933	$745,500	$-	$1,060,433
Consumer Staples	70,775	783,743	-	854,518
Energy	342,361	397,654	-	740,015
Financials	691,656	928,540	-	1,620,196
Health Care	70,837	356,716	-	427,553
Industrials	675,143	415,066	-	1,090,209
Information Technology	135,492	422,757	-	558,249
Materials	125,405	98,939	-	224,344
Real Estate	429,733	144,781		574,514
Telecommunication Services	254,265	362,538	-	616,803
Utilities	-	408,644	-	408,644
Total Common Stocks	3,110,600	5,064,878	-	8,175,478
Preferred Stocks
Consumer Discretionary	-	194,347	-	194,347
Consumer Staples	-	137,695	-	137,695
Energy	-	109,905	-	109,905
Financials	-	105,840	-	105,840
Health Care	-	73,284	-	73,284
Total Preferred Stocks	-	621,071	-	621,071
Corporate Bonds
Energy	-	145,112	-	145,112
Total Corporate Bonds	-	145,112	-	145,112
Repurchase Agreements	-	883,209	-	883,209
Total Investments in Securities	$3,110,600	$6,714,270	$-	$9,824,870

Emerging Markets Value Fund
Common Stocks
Consumer Discretionary	$41,071,351	$194,677,671	$-	$235,749,022
Consumer Staples	6,076,068	39,656,080	-	45,732,148
Energy	53,362,484	4,462,786	-	57,825,270
Financials	58,585,553	191,607,929	-	250,193,482
Industrials	65,684,038	6,600,810	-	72,284,848
Information Technology	-	25,953,204	-	25,953,204
Materials	44,389,393	11,005,335	-	55,394,728
Real Estate	46,164,461	22,309,060		68,473,521
Telecommunication Services	46,899,860	88,240,406	-	135,140,266
Utilities	21,672,303	21,745,058	-	43,417,361
Total Common Stocks	383,905,511	606,258,339	-	990,163,850
Preferred Stocks
Consumer Discretionary	-	21,984,799	-	21,984,799
Consumer Staples	11,747,356	28,202,286	-	39,949,642
Energy	21,493,967	7,743,966	-	29,237,933
Financials	1,446,424	13,111,292	-	14,557,716
Telecommunication Services	13,213,767	-	-	13,213,767
Utilities	-	7,018,667	-	7,018,667
Total Preferred Stocks	47,901,514	78,061,010	-	125,962,524
Repurchase Agreement	-	40,735,822	-	40,735,822
Total Investments in Securities	$431,807,025	$725,055,171	$-	$1,156,862,196

International Small Cap Equity Fund
Common Stocks
Consumer Discretionary	$85,829,501	$159,536,990	$-	$245,366,491
Consumer Staples	78,808,305	150,882,419	-	229,690,724
Energy	13,998,966	-		13,998,966
Financials	16,773,149	83,723,378	-	100,496,527
Health Care	14,690,634	49,105,225	-	63,795,859
Industrials	29,016,325	216,332,918	-	245,349,243
Information Technology	17,623,518	64,484,818	-	82,108,336
Materials	31,294,390	-	-	31,294,390
Real Estate	42,296,512	58,818,585		101,115,097
Telecommunication Services	-	49,121,840	-	49,121,840
Utilities	8,154,337	54,665,115	-	62,819,452
Total Common Stocks	338,485,637	886,671,288	-	1,225,156,925
Preferred Stocks
Health Care	-	29,964,307	-	29,964,307
Utilities	-	15,462,432	-	15,462,432
Total Preferred Stocks	-	45,426,739	-	45,426,739
Corporate Bonds & Notes
Consumer Discretionary	-	2,351,418	-	2,351,418
Total Corporate Bonds & Notes	-	2,351,418	-	2,351,418
Repurchase Agreements	-	222,463,256	-	222,463,256
Total Investments in Securities	$338,485,637	$1,156,912,701	$-	$1,495,398,338

Core Plus Fixed Income Fund
Asset Backed Securities	$-	$1,900,102	$-	$1,900,102
Corporate Bonds	-	34,273,980		34,273,980
Government Securities	-	53,192,268	-	53,192,268
Mortgage Backed Securities	-	4,710,788	-	4,710,788
Repurchase Agreements	-	1,619,468	-	1,619,468
Total Investments in Securities	$-	$95,696,606	$-	$95,696,606

Credit Focus Yield Fund
Asset Backed Securities	$-	$805,869	$-	$805,869
Corporate Bonds	-	18,708,608	-	18,708,608
Government Securities	-	10,826,283	-	10,826,283
Repurchase Agreements	-	424,165	-	424,165
Total Investments in Securities	$-	$30,764,925	$-	$30,764,925

SMART Fund
Asset Backed Securities	$-	$7,038,734	$-	$7,038,734
Corporate Bonds	-	115,960,551	-	115,960,551
Government Securities	-	29,117,944	-	29,117,944
Mortgage Backed Securities	-	5,373,963	-	5,373,963
Repurchase Agreements	-	2,082,545	-	2,082,545
Total Investments in Securities	$-	$159,573,737	$-	$159,573,737

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$-	$1,025,548	$-	$75,018	$22,673,098	$35,163,412
Transfers out of Level 1	(11,651,361)	(1,230,729)	(18,710)	(619,601)	(124,307,170)	(125,133,858)
Net Transfers out of Level 1	$(11,651,361)	$(205,181)	$(18,710)	$(544,583)	$(101,634,072)	$(89,970,446)

Transfers into Level 2	$11,651,361	$1,230,729	$18,710	$619,601	$124,307,170	$125,133,858
Transfers out of Level 2	-	(1,025,548)	-	(75,018)	(22,673,098)	(35,163,412)
Net Transfers in/(out) of Level 2	$11,651,361	$205,181	$18,710	$544,583	$101,634,072	$89,970,446

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on December 31, 2016. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on December 31, 2016.

There were no Level 3 securities in the International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Core Plus Fixed Income, Credit Focus Yield and SMART Funds at the beginning or during the periods presented. Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Equity Fund during the period ended December 31, 2016:

	Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2016	$7,087,594	$9,238,517
Purchases	-	-
Sales	-	-
Transfers in to level 3	-	-
Transfers out of level 3	(7,087,594)	(9,238,517)
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)
Ending Balance - December 31, 2016	$-	$-

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2016, the Funds did not have any securities on loan.

4)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2016, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

5)	Transactions with Affiliates

The following issuers was affiliated with the Emerging Markets Value Fund and International Small Cap Equity Fund, as the Emerging Market Value Fund and International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2016 through December 31, 2016. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2016	Additions		Reductions	Share Balance At December 31, 2016	Gross Dividend Income	Value At December 31, 2016
Urbi Desarrollos Urbanos SA de CV	13,688	9,740,494	(1)	-	9,754,182	$-	$3,510,248
						$-

International Small Cap Equity Fund
Issuer Name	Share Balance At October 1, 2016	Additions		Reductions	Share Balance At December 31, 2016	Gross Dividend Income	Value At December 31, 2016
Countrywide Plc	9,110,030	5,410,729		-	14,520,759	-	31,302,882
Samchully Co. Ltd.	208,685	-		-	208,685	431,953	17,525,048
Syneron Medical Ltd.	1,748,885	-		-	1,748,885	-	14,690,634
Urbi Desarrollos Urbanos SA de CV	6,089	12,708,266	(1)	-	12,714,355	-	4,575,528
						$431,953	$68,094,092

(1) Additions were a result of Urbi Desarrollos Urbanos SA de CV - Certificates being redeemed (corporate action).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  February 24, 2017

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer/Principal Financial Officer

Date  February 24, 2017

* Print the name and title of each signing officer under his or her signature.